Shareholders' Equity - Summary of Share Repurchase Activity (Detail) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Equity [Abstract]
Common shares repurchased	7,368	1,045
Cost of common shares repurchased	$ 98,370	$ 16,338
Cumulative shares repurchased	8,413
Cumulative cost of shares repurchased	$ 114,708